UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

TOWLE DEEP VALUE FUND

Ticker Symbol: (TDVFX)

SEMI-ANNUAL REPORT

MARCH 31, 2023

Towle Deep Value Fund

A series of Investment Managers Series Trust

Table of Contents

Fund Performance	1
Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Towle Deep Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.towlefund.com

Towle Deep Value Fund

FUND PERFORMANCE at March 31, 2023 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund with a similar investment in the Russell 2000 Value Index during the periods shown. Results include reinvestment of all dividends and capital gains.

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. This Index does not reflect expenses, fees or sales charge, which would lower performance. The Index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of March 31, 2023	1 Year	5 Years	10 Years
Towle Deep Value Fund	-3.48%	37.13%	8.36%
Russell 2000 Value Index	12.96%	4.55%	7.22%

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information   current to the most recent month end please call 1-888-998-6953. Returns over one year are annualized.

The expense ratio was 1.10% which was stated in the current prospectus dated February 1, 2023. For the Fund’s historical annual expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

1

Towle Deep Value Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.5%
	BASIC MATERIALS — 16.9%
449,420	Algoma Steel Group, Inc.[1]	$3,631,314
258,850	Cleveland-Cliffs, Inc.*	4,744,721
82,040	Ternium S.A. - ADR[1]	3,384,970
165,564	Trinseo PLC	3,452,009
129,530	United States Steel Corp.	3,380,733
		18,593,747
	CONSUMER, CYCLICAL — 41.0%
244,240	Dana, Inc.	3,675,812
333,390	Designer Brands, Inc. - Class A	2,913,829
90,560	Foot Locker, Inc.	3,594,326
397,760	Gap, Inc.	3,993,510
306,786	Goodyear Tire & Rubber Co.*	3,380,782
83,200	M/I Homes, Inc.*	5,249,088
173,543	Macy's, Inc.	3,035,267
60,280	PVH Corp.	5,374,565
304,240	Sportsman's Warehouse Holdings, Inc.*	2,579,955
251,590	Stellantis N.V.[1]	4,576,422
93,130	Taylor Morrison Home Corp.*	3,563,154
95,600	Victoria's Secret & Co.*	3,264,740
		45,201,450
	CONSUMER, NON-CYCLICAL — 2.3%
97,070	United Natural Foods, Inc.*	2,557,795
	ENERGY — 18.4%
20,560	Alpha Metallurgical Resources, Inc.	3,207,360
120,280	Delek U.S. Holdings, Inc.	2,760,426
80,060	HF Sinclair Corp.	3,873,303
234,330	Liberty Energy, Inc.	3,001,767
114,669	PBF Energy, Inc. - Class A	4,972,048
350,460	ProPetro Holding Corp.*	2,519,807
		20,334,711
	FINANCIAL — 2.7%
118,050	Ally Financial, Inc.	3,009,094
	INDUSTRIAL — 10.2%
28,850	Arrow Electronics, Inc.*	3,602,500
83,230	Avnet, Inc.	3,761,996
301,690	JELD-WEN Holding, Inc.*	3,819,395
		11,183,891
	Total Common Stocks
	(Cost $87,517,363)	100,880,688

2

Towle Deep Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 8.4%
$9,269,465	UMB Bank Demand Deposit, 0.01%[2]	$9,269,465
	Total Short-Term Investments
	(Cost $9,269,465)	9,269,465
	TOTAL INVESTMENTS — 99.9%
	(Cost $96,786,828)	110,150,153
	Other Assets in Excess of Liabilities — 0.1%	152,573
	TOTAL NET ASSETS — 100.0%	$110,302,726

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

Towle Deep Value Fund

SUMMARY OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Cyclical	41.0%
Energy	18.4%
Basic Materials	16.9%
Industrial	10.2%
Financial	2.7%
Consumer, Non-cyclical	2.3%
Total Common Stocks	91.5%
Short-Term Investments	8.4%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

Towle Deep Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $96,786,828)	$110,150,153
Receivables:
Investment securities sold	172,103
Fund shares sold	60,894
Dividends and interest	73,471
Prepaid expenses	12,874
Total assets	110,469,495
Liabilities:
Payables:
Fund shares redeemed	24,294
Advisory fees	74,155
Shareholder servicing fees (Note 7)	11,124
Fund administration and accounting fees	19,057
Transfer agent fees and expenses	5,762
Custody fees	5,184
Auditing fees	9,212
Trustees' deferred compensation (Note 3)	8,526
Chief Compliance Officer fees	2,429
Accrued other expenses	7,026
Total liabilities	166,769
Net Assets	$110,302,726
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$96,752,658
Total distributable earnings (accumulated deficit)	13,550,068
Net Assets	$110,302,726
Number of shares issued and outstanding	6,416,738
Net asset value per share	$17.19

See accompanying Notes to Financial Statements

5

Towle Deep Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholdings taxes of $3,352)	$744,104
Interest	347
Total investment income	744,451
Expenses:
Advisory fees	441,394
Shareholder servicing fees (Note 7)	27,936
Fund administration and accounting fees	70,827
Transfer agent fees and expenses	18,500
Custody fees	9,603
Registration fees	12,964
Auditing fees	9,418
Chief Compliance Officer fees	7,579
Legal fees	7,567
Shareholder reporting fees	3,798
Trustees' fees and expenses	3,582
Miscellaneous	3,567
Insurance fees	1,908
Total expenses	618,643
Net investment income (loss)	125,808
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,075,247
Net change in unrealized appreciation/depreciation on investments	13,112,671
Net realized and unrealized gain (loss)	14,187,918
Net Increase (Decrease) in Net Assets from Operations	$14,313,726

See accompanying Notes to Financial Statements.

6

Towle Deep Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$125,808	$(96,918)
Net realized gain (loss) on investments	1,075,247	19,144,612
Net change in unrealized appreciation/depreciation on investments	13,112,671	(32,137,185)
Net increase (decrease) in net assets resulting from operations	14,313,726	(13,089,491)
Distributions to Shareholders:
Total distributions to shareholders	(7,914,148)	-
Capital Transactions:
Net proceeds from shares sold	10,392,217	13,420,447
Reinvestment of distributions	7,597,722	-
Cost of shares redeemed[1]	(6,068,461)	(22,778,918)
Net increase (decrease) in net assets from capital transactions	11,921,478	(9,358,471)
Total increase (decrease) in net assets	18,321,056	(22,447,962)
Net Assets:
Beginning of period	91,981,670	114,429,632
End of period	$110,302,726	$91,981,670
Capital Share Transactions:
Shares sold	567,571	715,745
Shares reinvested	428,041	-
Shares redeemed	(334,856)	(1,213,958)
Net increase (decrease) in capital share transactions	660,756	(498,213)

[1]	Net of redemption fee proceeds of $7,672 and $6,693, respectively.

See accompanying Notes to Financial Statements.

7

Towle Deep Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.98	$18.30	$11.00	$12.96	$18.26	22.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.02)	(0.07)	0.01	0.12	0.03
Net realized and unrealized gain (loss)	2.55	(2.30)	7.38	(1.84)	(4.11)	0.46
Total from investment operations	2.57	(2.32)	7.31	(1.83)	(3.99)	0.49
Less Distributions:
From net investment income	-	-	(0.01)	(0.13)	-	(0.05)
From net realized gain	(1.36)	-	-	-	(1.31)	(4.18)
Total distributions	(1.36)	-	(0.01)	(0.13)	(1.31)	(4.23)

Redemption fee proceeds[1]	-[2]	-[2]	-[2]	-[2]	-[2]	-[2]
Net asset value, end of period	$17.19	$15.98	$18.30	$11.00	$12.96	18.26
Total return[3]	15.79%[4]	(12.68)%	66.47%	(14.30)%	(22.14)%	2.10%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$110,303	$91,982	$114,430	$71,976	$93,404	$140,456
Ratio of expenses to average net assets:
Before fees waived/recovered	1.11%[5]	1.10%	1.10%	1.19%	1.17%	1.18%
After fees waived/recovered	1.11%[5]	1.10%	1.10%	1.19%	1.17%	1.20%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	0.22%[5]	(0.09)%	(0.42)%	0.09%	0.86%	0.19%
After fees waived/recovered	0.22%[5]	(0.09)%	(0.42)%	0.09%	0.86%	0.17%
Portfolio turnover rate	25%[4]	80%	50%	73%	59%	41%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

8

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Note 1 – Organization

Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 31, 2011.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, security valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

9

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended September 30, 2019-2022 and as of and during the six months ended March 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If Towle & Co. (the “Advisor”), at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

10

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Towle & Co. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.79% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2024, and it may be terminated only by the Trust's Board of Trustees.

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2023 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended March 31, 2023, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the "Plan") for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund's liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2023, are reported on the Statement of Operations.

11

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2023, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$97,793,683

Gross unrealized appreciation	$17,120,489
Gross unrealized depreciation	(4,764,019)

Net unrealized appreciation (depreciation) on investments	$12,356,470

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	7,914,121
Tax Accumulated earnings (deficit)	7,914,121

Accumulated capital and other losses	-
Unrealized appreciation (depreciation) on investments	(756,201)
Unrealized deferred compensation	(7,430)
Total accumulated earnings (deficit)	$7,150,490

The tax character of the distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021 were as follows:

Distribution paid from:	2022	2021
Ordinary income	$-	$65,627
Net long-term capital gains	-	-
Total distributions paid	$-	$65,627

During the fiscal year ended September 30, 2022, the Fund utilized $10,852,200 of non-expiring capital loss carry forwards.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended March 31, 2023 and for the year ended September 30, 2022, the Fund received $7,672 and $6,693, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended March 31, 2023, purchases and sales of investments, excluding short-term investments, were $30,075,657and $26,011,378, respectively.

12

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2023, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

13

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$100,880,688	$-	$-	$100,880,688
Short-Term Investments	9,269,465	-	-	9,269,465
Total Investments	$110,150,153	$-	$-	$110,150,153

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 - New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

14

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

15

Towle Deep Value Fund

EXPENSE EXAMPLE

For the Six Months Ended March 31, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/22	3/31/23	10/1/22 – 3/31/23
Actual Performance	$ 1,000.00	$ 1,157.90	5.95
Hypothetical (5% annual return before expenses)	1,000.00	1,019.42	5.57

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.
16

Towle Deep Value Fund

A series of Investment Managers Series Trust

Investment Advisor

Towle & Co.

50 South Steele Street, Suite 1000

Denver, Colorado 80209

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Towle Deep Value Fund	TDVFX	461 418 360

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Towle Deep Value Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-99TOWLE (888-998-6953) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-99TOWLE (888-998-6953) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-888-99TOWLE (888-998-6953).

Towle Deep Value Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: 1-888-99TOWLE (888-998-6953)

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	6/09/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	6/09/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/09/2023